CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Convertible Promissory Notes, Beginning	$ 1,433,845	$ 435,634
Proceeds Net Of Transaction Costs	490,448	403,600
Transactions Costs	46,069
Conversions	(585,258)	(1,416,024)
Fair Value Change	(1,132,174)	1,995,930
Interest Expenses	39,182	30,785
Accretion Expense	129,391	137,880
Loss (gain) On Settlement Of Debt		(151,301)
Foreign Exchange (gain) Loss	645	(2,659)
Convertible Promissory Notes, Ending	422,148	1,433,845
Fair Value Change	1,132,174	(1,995,930)
Promissory Note
Statement [Line Items]
Convertible Promissory Notes, Beginning	11,903	165,698
Proceeds Net Of Transaction Costs	0	0
Conversions	0	0
Accretion Expense	0	0
Loss (gain) On Settlement Of Debt		(151,301)
Foreign Exchange (gain) Loss	(26)	(2,494)
Convertible Promissory Notes, Ending	11,877	11,903
Transaction Costs	0
Fair Value Change	0	0
Interest Expense	0	0
Convertible Promissory Note - Liability Component
Statement [Line Items]
Convertible Promissory Notes, Beginning	91,721	50,593
Transactions Costs	0
Conversions	(184,922)	(140,768)
Accretion Expense	129,391	137,880
Loss (gain) On Settlement Of Debt		0
Foreign Exchange (gain) Loss	671	(165)
Convertible Promissory Notes, Ending	88,562	91,721
Fair Value Change	0	0
Proceeds Net Of Transaction Costs	12,519	13,396
Interest Expense	39,182	30,785
Derivative Liability
Statement [Line Items]
Convertible Promissory Notes, Beginning	1,610,858	370,194
Transactions Costs	46,069
Conversions	(1,791,218)	(1,104,262)
Accretion Expense	0	0
Foreign Exchange (gain) Loss	0	0
Convertible Promissory Notes, Ending	551,566	1,610,858
Fair Value Change	(829,011)	1,128,625
Proceeds Net Of Transaction Costs	1,514,868	1,216,301
Interest Expense	0	0
Deferred Derivative Loss (Increase)
Statement [Line Items]
Convertible Promissory Notes, Beginning	(280,637)	(150,851)
Transactions Costs	0
Accretion Expense	0	0
Foreign Exchange (gain) Loss	0	0
Convertible Promissory Notes, Ending	(229,857)	(280,637)
Fair Value Change	(303,163)	867,305
Proceeds Net Of Transaction Costs	(1,036,939)	(826,097)
Conversions	1,390,882	(170,994)
Interest Expense	$ 0	$ 0